Series C Preferred Stock (Details) - USD ($)	3 Months Ended	6 Months Ended		12 Months Ended
	Mar. 31, 2019	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Jul. 05, 2017	Jun. 30, 2017	Nov. 16, 2015
Series C Preferred Stock
Date Articles of Incorporation Amended				Nov. 13, 2015
Series C Preferred Authorized	2,000,000			2,000,000
Series C Preferred Shares bears interest at a rate per annum	12.00%					12.00%		110760700.00%
Holder converted note and interest in exchange for same number of Preferred C Shares.						$ 1,000,000
Company issued shares of common stock to acquire assets of Dollar Shots Club						1,200
Each Series C Preferred Share can be converted in to Shares of Common Stock	3							50
Shares Outstanding							1,107,607
Interest expense on series c preferred		$ 43,506	$ 158,836		$ 121,598